Supplemental Financial Information	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Supplemental Financial Information [Abstract]
Supplemental Financial Information
2. Supplemental Financial Information
Prepaid expenses and other assets consist of the following (in thousands):

	October 1, 2013	January 1, 2013
Prepaid occupancy related costs	$3,029	$2,700
Other prepaid expenses	1,912	1,191
Other current assets	58	79
	$4,999	$3,970

Property and equipment, net, consist of the following (in thousands):

	October 1, 2013	January 1, 2013
Leasehold improvements	$164,498	$139,907
Furniture, fixtures, and equipment	89,270	77,202
Construction in progress	5,865	7,878
	259,633	224,987
Accumulated depreciation and amortization	(101,220)	(88,700)
	$158,413	$136,287

Accrued payroll and benefits consist of the following (in thousands):

	October 1, 2013	January 1, 2013
Accrued payroll and related liabilities	$5,196	$2,537
Accrued bonus	2,303	1,981
Insurance liabilities	1,372	827
	$8,871	$5,345

Accrued expense and other liabilities consist of the following (in thousands):

	October 1, 2013	January 1, 2013
Gift card liability	$1,633	$2,182
Occupancy related	1,302	1,264
Utilities	1,319	1,002
Other accrued expenses	3,360	2,801
	$7,614	$7,249

Supplemental Financial Information (in thousands)
Prepaid expenses and other assets consist of the following:

	2012	2011
Prepaid occupancy related costs	$2,700	$2,179
Other prepaid expenses	1,191	1,097
Other current assets	79	56
	$3,970	$3,332

Property and equipment, net, consist of the following:

	2012	2011
Leasehold improvements	$139,907	$113,313
Furniture, fixtures and equipment	77,202	62,472
Construction in progress	7,878	3,227
	224,987	179,012
Accumulated depreciation and amortization	(88,700)	(75,181)
	$136,287	$103,831

Accrued payroll and benefits consist of the following:

	2012	2011
Accrued payroll and related liabilities	$2,537	$2,094
Accrued bonus	1,981	3,511
Insurance liabilities	827	593
	$5,345	$6,198
Accrued expense and other liabilities consist of the following:

	2012	2011
Gift card liability	$2,182	$1,875
Occupancy related	1,264	1,188
Utilities	1,002	870
Accrued interest	484	337
Other accrued expenses	2,317	1,576
	$7,249	$5,846